Operating Segment Analysis (Tables)	12 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Summary of geographical information about non-current assets
Geographical information about the Group's non-current assets (excluding deferred tax asset) is based on locations where the assets are accumulated:

	2024 £’000	2023(2) £'000
United Kingdom	£35,214	£33,412
North America	231,911	66,621
Europe	162,933	169,126
RoW (1)	297,894	131,829
Total	£727,952	£400,988
(1) Rest of World (RoW)
(2) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).